OCCUPATIONAL HEALTHCARE OBLIGATION (Details) - 12 months ended Dec. 31, 2017 - ZAR (R) R in Millions	Total	Total
Disclosure of other provisions [line items]
Take-up rate (as a percent)	60.00%
Reconciliation of changes in other provisions [abstract]
Balance at the end of the year	R 1,153.3
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	1,153.3	R 1,153.3
Current portion of occupational healthcare obligation		(0.8)
Non-current portion of occupational healthcare obligation		1,152.5
Occupational Healthcare provision
Reconciliation of changes in other provisions [abstract]
Obligation recognised	1,077.2
Interest charge	46.4
Change in estimate charge to profit or loss	29.7
Balance at the end of the year	1,153.3
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation	R 1,153.3	R 1,153.3